Share Capital and Warrants - Summary of Issued and Outstanding (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Classes Of Share Capital [Line Items]
Share repurchases, shares	5,900,000	5,000,000
Beginning balance	$ 1,133,356	$ 1,229,340
Share repurchases	(15,390)	(13,483)
Ending balance	$ 1,101,196	$ 1,133,356
Share Capital
Disclosure Of Classes Of Share Capital [Line Items]
Balance, beginning of year, shares	263,021,847	262,775,853
Share issuances, shares	0	96,399
Share issuance costs, shares	0	0
Share repurchases, shares	(5,899,897)	(5,002,372)
Business acquisitions, shares	0	1,259,536
Employee awards exercised, shares	6,237,173	3,892,431
Balance, end of year, shares	263,359,123	263,021,847
Beginning balance	$ 2,346,728	$ 2,375,950
Share issuances, carrying amount	0	164
Share issuance costs	0	(59)
Share repurchases	(52,688)	(45,165)
Business acquisitions	0	4,137
Employee awards exercised	16,358	11,701
Ending balance	$ 2,310,398	$ 2,346,728